Income Taxes (Tables)	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
For the three months ended March 31, 2015 and 2014, the statutory U.S. federal income tax rate reconciles to the effective income tax rate as follows:

Three Months Ended March 31,	2015	2014
U.S. statutory rate	35.0%	35.0%
Partnership income not subject to income taxes(1)	(30.8)	—
Increases resulting from:
State taxes, net of federal benefit(2)	0.4	3.2
Effective tax rate	4.6%	38.2%

(1)	Reflects the pass-through entity status of Dominion Midstream, including the operations of DCG subsequent to the DCG Acquisition, and Cove Point.

(2)	2015 amounts are attributable to the operations of DCG prior to the DCG Acquisition, and 2014 amounts are attributable to Cove Point.